SELECTED UNAUDITED QUARTERLY FINANCIAL DATA (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA
Revenues	$ 2,755	$ 2,705	$ 2,842	$ 2,830	$ 2,702	$ 2,619	$ 2,741	$ 2,914	$ 2,913	$ 11,079	$ 11,187	$ 11,221
Gross profit	455	450	511	456	353	413	542	532	554	1,770	2,041	1,858
Restructuring, impairment and plant closing costs	39	41	37	29	44	40	47	5		151	92	167
(Loss) income from continuing operations	72	34	76	56	(14)	(44)	121	133	170	152	380	257
Income (loss) before extraordinary gain						(44)	120	131	166	147	373	256
Net income (loss)	65	33	74	56	(16)	(43)	121	131	166	147	375	260
Net income (loss) attributable to Huntsman International LLC	$ 57	$ 32	$ 68	$ 49	$ (23)	$ (45)	$ 117	$ 127	$ 166	$ 126	$ 365	$ 253